Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property Plant And Equipment [Abstract]
Summary of Property Plant and Equipment

(1) Details of property and equipment as of December 31, 2020 and 2019 are as follows:

	December 31, 2020
	Acquisition price		Accumulated depreciation		Book amount
	(In millions of Korean won)
Computer and other equipment	~~W~~	6,074	~~W~~	(4,694)	~~W~~	1,380
Furniture and fixture		2,038		(1,728)		310
Construction in progress		128		—		128
Vehicle		9		(1)		8
Leasehold improvements		1,160		(1,028)		132
Right-of-use assets		11,500		(5,763)		5,737
Total	~~W~~	20,909	W	(13,214)	W	7,695

	December 31, 2019
	Acquisition price		Accumulated depreciation		Book amount
		(In millions of Korean won)
Computer and other equipment	~~W~~	5,671	~~W~~	(4,614)	~~W~~	1,057
Furniture and fixture		1,984		(1,541)		443
Leasehold improvements		1,291		(1,074)		217
Right-of-use assets		8,627		(3,681)		4,946
Total	~~W~~	17,573	~~W~~	(10,910)	~~W~~	6,663

Summary of Changes in Property and Equipment

(2) Changes in property and equipment for the years ended December 31, 2020, 2019 and 2018 are as follows:

	2020
	Computer and other equipment		Furniture and fixture		Construction in progress		Vehicle		Leasehold improvements		Right-of- use assets		Total
	(In millions of Korean won)
Beginning balance	~~W~~	1,057	~~W~~	443	~~W~~	—	~~W~~	—	~~W~~	217	~~W~~	4,946	~~W~~	6,663
Acquisitions/Capital expenditure		850		81		128		9		3		3,784		4,855
Depreciation		(529)		(213)		—		(1)		(83)		(2,957)		(3,783)
Disposals		(1)		(1)		—		—		(2)		(13)		(17)
Foreign exchange differences		3		—		—		—		(3)		(23)		(23)
Ending balance	~~W~~	1,380	~~W~~	310	~~W~~	128	~~W~~	8	~~W~~	132	~~W~~	5,737	~~W~~	7,695

	2019
	Computer and other equipment		Furniture and fixture		Leasehold improvements		Right-of-use assets		Total
	(In millions of Korean won)
Beginning balance	~~W~~	888	~~W~~	484	~~W~~	126	~~W~~	—	~~W~~	1,498
Recognition of right-of-use assets on initial application of IFRS 16		(199)		—		—		4,453		4,254
Acquisitions		711		211		163		2,637		3,722
Depreciation		(344)		(198)		(71)		(2,135)		(2,748)
Disposals		—		(58)		(2)		(15)		(75)
Foreign exchange differences		1		4		1		6		12
Ending balance	~~W~~	1,057	~~W~~	443	~~W~~	217	~~W~~	4,946	~~W~~	6,663

	2018
	Computer and other equipment		Furniture and fixture		Leasehold improvements		Total
	(In millions of Korean won)
Beginning balance	~~W~~	654	~~W~~	165	~~W~~	127	~~W~~	946
Acquisition		550		472		119		1,141
Depreciation		(297)		(133)		(115)		(545)
Disposal		(32)		(22)		(5)		(59)
Foreign exchange differences		13		2		—		15
Ending balance	~~W~~	888	~~W~~	484	~~W~~	126	~~W~~	1,498

Summary of Classification Depreciation Expenses in Statements of Comprehensive Income

(3) Classification of depreciation expenses in the statements of comprehensive income for the years ended December 31, 2020, 2019 and 2018 are as follows:

	2020		2019		2018
	(In millions of Korean won)
Cost of revenues	~~W~~	2,123	~~W~~	1,795	~~W~~	260
Selling, general and administrative expenses		1,424		761		233
Research and development		236		192		52
Total	~~W~~	3,783	~~W~~	2,748	~~W~~	545